Stock-based compensation plans - Summary of the Stock Option Plan (Detail)	12 Months Ended
	Mar. 31, 2026 shares ¥ / shares	Mar. 31, 2025 shares ¥ / shares	Mar. 31, 2024 shares ¥ / shares
Disclosure of number and weighted average exercise prices of share options [Abstract]
Beginning | shares	81,169,300	97,809,500	98,457,500
Number of shares, Granted | shares	2,977,000	4,302,800	12,190,500
Number of shares, Exercised | shares	(18,290,600)	(18,930,500)	(10,608,500)
Number of shares, Forfeited or expired | shares	(840,800)	(2,012,500)	(2,230,000)
Ending | shares	65,014,900	81,169,300	97,809,500
Number of shares, Exercisable | shares	54,224,900	59,515,500	59,409,500
Beginning | ¥ / shares	¥ 2,442	¥ 2,330	¥ 2,062
Weighted average exercise price, Granted | ¥ / shares	4,461	2,927	2,533
Weighted average exercise price, Exercised | ¥ / shares	2,291	1,843	1,359
Weighted average exercise price, Forfieted or expired | ¥ / shares	2,631	2,796	2,660
Ending | ¥ / shares	2,595	2,442	2,330
Weighted average exercise price, Exercisable | ¥ / shares	¥ 2,465	¥ 2,403	¥ 2,166